Discontinued Operations (Narrative) (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales proceeds			$ 1,097,000	$ 173,118,000	$ 0
Discontinued Operations, Disposed of by Sale [Member] | Hankinson Renewable Energy, LLC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales proceeds		$ 170,000,000
Working capital adjustments	$ 1,100,000	3,118,000
After-tax gain (loss) from disposal of refineries		$ 52,542,000	$ 781,000